UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      06/05/2001
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE













































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       20

Form 13F Information Table Value Total:       $87,769
                                              [thousands]

CONFIDENTIAL TREATMENT REQUESTED: the information for which Ruane, Cunniff & Co., Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

List of Other Included Managers:              NONE




































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

                                                         Ruane, Cunniff & Co., Inc.

                                                                 March 31, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    SEDOL   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CJ39 Shopping Co KRW5000                        619975        4063   380861 SH       SOLE                                     380861
Coreana Cosmetics Co Ltd                        619498        1010   476870 SH       SOLE                                     476870
Dae Duck GDS Co Ltd Comm                        614939          59    10743 SH       SOLE                                      10743
Dae Duck GDS Co Ltd Pfd                         614940         780   358100 SH       SOLE                                     358100
Dongwon Securities-Pfd 2                        626563        1181   604463 SH       SOLE                                     604463
Dongwon Securities-Pfd KW 5                     640970         830   396480 SH       SOLE                                     396480
Hite Brewery Co Ltd PFD KW5                     620388        1125   122255 SH       SOLE                                     122255
Korea Circuit Co Common KRW                     615284        1820   750000 SH       SOLE                                     750000
Korea Circuit PFD KRW500                        615285        1243   877330 SH       SOLE                                     877330
LG AD KRW5000                                   616698        3235   113300 SH       SOLE                                     113300
Lotte Confectionery Co                          653543        2559    26196 SH       SOLE                                      26196
Maeil Dairy Indust KRW5000                      615614        4147  1000000 SH       SOLE                                    1000000
Namyang Dairy Products KW 5                     662120       13536    61175 SH       SOLE                                      61175
Namyang Dairy Products PFD                      661787       11950    90882 SH       SOLE                                      90882
Pacific Corp - PFD KW 5000                      666749        6513   585730 SH       SOLE                                     585730
Pacific Corp KW 5000 Par                        666593       15404   436200 SH       SOLE                                     436200
Shinyoung Secs                                  680521        4037   455370 SH       SOLE                                     455370
Shinyoung Secs PFD KRW5000                      680339        9183  1733730 SH       SOLE                                    1733730
Yuhan Corp KRW5000                              698833        4549   149120 SH       SOLE                                     149120
Yuhan Corp Pfd KRW5000                          698824         545    28210 SH       SOLE                                      28210